Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 99.48%
Communication services: 11.44%
Entertainment: 2.16%
Activision Blizzard Incorporated	32,101	$ 3,069,177
Roku Incorporated †	3,295	1,303,107
Spotify Technology SA †	2,820	866,812
		5,239,096
Interactive media & services: 8.77%
Alphabet Incorporated Class A †	4,070	8,229,174
Alphabet Incorporated Class C †	2,362	4,811,063
Bumble Incorporated †	5,095	342,944
Facebook Incorporated Class A †	17,606	4,535,658
Match Group Incorporated †	4,950	756,608
Pinterest Incorporated Class A †	24,198	1,949,875
ZoomInfo Technologies Incorporated †	11,228	588,572
		21,213,894
Media: 0.51%
Discovery Incorporated Class A †	23,300	1,235,599
Consumer discretionary: 15.46%
Auto components: 0.36%
Lear Corporation	5,281	877,121
Diversified consumer services: 0.33%
Chegg Incorporated †	8,360	806,991
Hotels, restaurants & leisure: 1.08%
Airbnb Incorporated Class A †«	2,412	497,716
Chipotle Mexican Grill Incorporated †	1,470	2,119,740
		2,617,456
Household durables: 0.83%
PulteGroup Incorporated	21,264	959,219
Whirlpool Corporation	5,496	1,044,680
		2,003,899
Internet & direct marketing retail: 6.98%
Amazon.com Incorporated †	5,462	16,893,584
Leisure products: 0.62%
Peloton Interactive Incorporated Class A †	3,700	445,739
The Brunswick Corporation	11,939	1,055,049
		1,500,788
Multiline retail: 0.81%
Dollar General Corporation	4,489	848,376
Target Corporation	5,997	1,100,090
		1,948,466
Specialty retail: 2.78%
Burlington Stores Incorporated †	1,715	443,876
Five Below Incorporated †	3,705	689,575
See accompanying notes to portfolio of investments

Wells Fargo Diversified Large Cap Growth Portfolio  |  1

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Specialty retail (continued)
Floor & Decor Holdings Incorporated Class A †	7,335	$ 697,485
O'Reilly Automotive Incorporated †	2,267	1,014,097
Petco Health And Wellness Company †	9,375	186,844
Restoration Hardware Holdings Incorporated †	1,445	708,585
The Home Depot Incorporated	6,625	1,711,503
The TJX Companies Incorporated	19,450	1,283,506
		6,735,471
Textiles, apparel & luxury goods: 1.67%
Deckers Outdoor Corporation †	3,385	1,103,882
lululemon athletica Incorporated †	5,120	1,595,802
Nike Incorporated Class B	9,870	1,330,279
		4,029,963
Consumer staples: 1.82%
Beverages: 0.82%
Boston Beer Company Incorporated Class A †	1,930	1,985,410
Food & staples retailing: 0.73%
Costco Wholesale Corporation	2,949	976,119
Walmart Incorporated	6,095	791,862
		1,767,981
Personal products: 0.27%
The Estee Lauder Companies Incorporated Class A	2,262	646,615
Energy: 0.53%
Oil, gas & consumable fuels: 0.53%
Chevron Corporation	6,079	607,900
ConocoPhillips	13,005	676,390
		1,284,290
Financials: 6.96%
Banks: 1.01%
Citizens Financial Group Incorporated	24,895	1,081,439
JPMorgan Chase & Company	9,278	1,365,443
		2,446,882
Capital markets: 5.64%
BlackRock Incorporated	1,498	1,040,361
Evercore Partners Incorporated Class A	9,423	1,128,593
LPL Financial Holdings Incorporated	4,860	639,284
MarketAxess Holdings Incorporated	10,532	5,855,160
MSCI Incorporated	4,155	1,722,331
The Goldman Sachs Group Incorporated	4,625	1,477,595
Tradeweb Markets Incorporated Class A	24,255	1,765,521
		13,628,845
Insurance: 0.31%
The Allstate Corporation	7,090	755,794
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Health care: 12.54%
Biotechnology: 2.36%
AbbVie Incorporated	7,172	$ 772,711
Alnylam Pharmaceuticals Incorporated †	3,380	500,578
Amgen Incorporated	3,604	810,612
Mirati Therapeutics Incorporated †	2,215	445,038
Natera Incorporated †	5,660	657,069
Regeneron Pharmaceuticals Incorporated †	1,609	724,967
Seagen Incorporated †	5,250	793,328
United Therapeutics Corporation †	5,953	995,223
		5,699,526
Health care equipment & supplies: 4.32%
Abbott Laboratories	21,725	2,602,221
Boston Scientific Corporation †	24,067	933,318
Edwards Lifesciences Corporation †	40,890	3,397,959
Hologic Incorporated †	12,248	882,958
Insulet Corporation †	5,015	1,299,387
Novocure Limited †	2,960	441,336
Stryker Corporation	3,648	885,333
		10,442,512
Health care providers & services: 1.09%
Amedisys Incorporated †	4,035	1,023,437
Anthem Incorporated	2,391	724,927
CVS Health Corporation	12,970	883,646
		2,632,010
Health care technology: 0.89%
Veeva Systems Incorporated Class A †	7,737	2,167,211
Life sciences tools & services: 1.46%
Agilent Technologies Incorporated	6,263	764,524
Bio-Techne Corporation	2,540	918,693
Repligen Corporation †	6,575	1,396,464
Sotera Health Company †	17,122	447,740
		3,527,421
Pharmaceuticals: 2.42%
Bristol-Myers Squibb Company	13,479	826,667
Horizon Therapeutics plc †	13,559	1,232,649
Johnson & Johnson	5,459	865,033
Zoetis Incorporated	18,914	2,936,209
		5,860,558
Industrials: 9.81%
Air freight & logistics: 1.05%
FedEx Corporation	6,325	1,609,713
United Parcel Service Incorporated Class B	5,860	924,884
		2,534,597
See accompanying notes to portfolio of investments

Wells Fargo Diversified Large Cap Growth Portfolio  |  3

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Building products: 0.73%
Masco Corporation	18,080	$ 962,218
The AZEK Company Incorporated †	17,998	793,892
		1,756,110
Commercial services & supplies: 0.96%
Copart Incorporated †	16,105	1,758,022
Waste Connections Incorporated	5,765	563,183
		2,321,205
Construction & engineering: 0.43%
EMCOR Group Incorporated	10,736	1,045,364
Electrical equipment: 1.36%
Generac Holdings Incorporated †	8,230	2,712,279
Plug Power Incorporated †	10,655	515,489
Shoals Technologies Group Class A †	1,906	62,174
		3,289,942
Machinery: 0.96%
Cummins Incorporated	4,497	1,138,640
The Timken Company	15,050	1,179,168
		2,317,808
Professional services: 1.35%
CoStar Group Incorporated †	3,068	2,527,296
Leidos Holdings Incorporated	8,472	749,348
		3,276,644
Road & rail: 2.97%
CSX Corporation	13,573	1,242,608
J.B. Hunt Transport Services Incorporated	6,962	1,022,509
Norfolk Southern Corporation	7,131	1,797,440
Uber Technologies Incorporated †	33,065	1,711,114
Union Pacific Corporation	6,868	1,414,533
		7,188,204
Information technology: 38.46%
Electronic equipment, instruments & components: 0.99%
CDW Corporation of Delaware	5,993	940,242
Zebra Technologies Corporation Class A †	2,928	1,462,331
		2,402,573
IT services: 11.84%
Affirm Holdings Incorporated †	2,341	217,853
Cognizant Technology Solutions Corporation Class A	12,746	936,576
Fidelity National Information Services Incorporated	5,845	806,610
Global Payments Incorporated	13,552	2,683,160
MasterCard Incorporated Class A	24,783	8,769,464
PayPal Holdings Incorporated †	27,073	7,034,919
Shopify Incorporated Class A †	205	262,599
Snowflake Incorporated Class A †	1,849	479,889
Square Incorporated Class A †	8,408	1,934,092
Twilio Incorporated Class A †	3,205	1,259,180
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified Large Cap Growth Portfolio

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
IT services (continued)
Visa Incorporated Class A	15,432	$ 3,277,602
WEX Incorporated †	4,715	982,370
		28,644,314
Semiconductors & semiconductor equipment: 5.41%
Allegro MicroSystems Incorporated †	18,244	476,898
Applied Materials Incorporated	10,333	1,221,257
Enphase Energy Incorporated †	1,500	264,090
Microchip Technology Incorporated	24,557	3,748,135
Monolithic Power Systems Incorporated	3,895	1,458,755
NVIDIA Corporation	3,120	1,711,570
NXP Semiconductors NV	8,155	1,488,695
Qorvo Incorporated †	7,107	1,241,806
Texas Instruments Incorporated	8,500	1,464,295
		13,075,501
Software: 17.32%
Adobe Incorporated †	2,696	1,239,270
Anaplan Incorporated †	6,085	395,464
Atlassian Corporation plc Class A †	6,750	1,604,475
C3.ai Incorporated †«	3,521	395,972
Cloudflare Incorporated Class A †	15,392	1,138,546
Crowdstrike Holdings Incorporated Class A †	2,320	501,120
Dynatrace Incorporated †	52,224	2,598,666
Everbridge Incorporated †	4,910	752,359
Fortinet Incorporated †	6,215	1,049,403
HubSpot Incorporated †	2,754	1,418,310
Intuit Incorporated	3,128	1,220,358
Microsoft Corporation	82,355	19,137,655
RingCentral Incorporated Class A †	9,140	3,456,382
ServiceNow Incorporated †	5,740	3,062,060
Splunk Incorporated †	6,050	865,211
Unity Software Incorporated †«	7,758	834,994
Workday Incorporated Class A †	3,200	784,576
Zendesk Incorporated †	9,870	1,442,402
		41,897,223
Technology hardware, storage & peripherals: 2.90%
Apple Incorporated	57,917	7,023,015
Materials: 2.46%
Chemicals: 1.67%
Air Products & Chemicals Incorporated	1,488	380,363
Ecolab Incorporated	2,650	554,804
Linde plc	12,727	3,108,824
		4,043,991
Metals & mining: 0.79%
Newmont Corporation	14,742	801,670
Reliance Steel & Aluminum Company	8,342	1,102,812
		1,904,482
Total Common stocks (Cost $129,137,200)		240,668,356

See accompanying notes to portfolio of investments

Wells Fargo Diversified Large Cap Growth Portfolio  |  5

Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.24%
Investment companies: 1.24%
Securities Lending Cash Investments LLC ♠∩∞		0.05%	1,338,290	$ 1,338,290
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	1,663,134	1,663,134
Total Short-term investments (Cost $3,001,424)				3,001,424
Total investments in securities (Cost $132,138,624)	100.72%			243,669,780
Other assets and liabilities, net	(0.72)			(1,748,061)
Total net assets	100.00%			$241,921,719

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$24,612,469	$(23,274,179)	$0	$0	$1,338,290		1,338,290	$471#
Wells Fargo Government Money Market Fund Select Class	1,015,923	36,288,849	(35,641,638)	0	0	1,663,134		1,663,134	496
				$0	$0	$3,001,424	1.24%		$967

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified Large Cap Growth Portfolio

Notes to portfolio of investments—February 28, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo Diversified Large Cap Growth Portfolio  |  7

Notes to portfolio of investments—February 28, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$27,688,589	$0	$0	$27,688,589
Consumer discretionary	37,413,739	0	0	37,413,739
Consumer staples	4,400,006	0	0	4,400,006
Energy	1,284,290	0	0	1,284,290
Financials	16,831,521	0	0	16,831,521
Health care	30,329,238	0	0	30,329,238
Industrials	23,729,874	0	0	23,729,874
Information technology	93,042,626	0	0	93,042,626
Materials	5,948,473	0	0	5,948,473
Short-term investments
Investment companies	3,001,424	0	0	3,001,424
Total assets	$243,669,780	$0	$0	$243,669,780
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended February 28, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Wells Fargo Diversified Large Cap Growth Portfolio